Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2045 Fund
June 30, 2026
Z45-NPRT1-0826
1.9884246.109
Bond Funds - 6.7%
	Shares	Value ($)
Fidelity Series International Credit Fund (a)	7	59
Fidelity Series Long-Term Treasury Bond Index Fund (a)	751,506	4,005,525
TOTAL BOND FUNDS (Cost $4,126,348)		4,005,584

Domestic Equity Funds - 51.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	271,521	7,396,240
Fidelity Series Large Cap Growth Index Fund (a)	151,084	4,725,910
Fidelity Series Large Cap Stock Fund (a)	166,309	4,909,440
Fidelity Series Large Cap Value Index Fund (a)	412,734	8,741,700
Fidelity Series Small Cap Core Fund (a)	85,137	1,382,628
Fidelity Series Small Cap Opportunities Fund (a)	45,084	911,137
Fidelity Series Value Discovery Fund (a)	168,044	3,135,704
TOTAL DOMESTIC EQUITY FUNDS (Cost $18,202,700)		31,202,759

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	79,028	1,653,271
Fidelity Series Canada Index Fund (a)	58,590	585,896
Fidelity Series Emerging Markets Fund (a)	116,349	1,775,479
Fidelity Series Emerging Markets Opportunities Fund (a)	220,884	7,099,207
Fidelity Series International Growth Fund (a)	184,804	3,986,216
Fidelity Series International Index Fund (a)	91,496	1,521,583
Fidelity Series International Small Cap Fund (a)	24,600	465,181
Fidelity Series International Value Fund (a)	234,124	3,919,239
Fidelity Series Overseas Fund (a)	244,198	3,953,560
Fidelity Series Select International Small Cap Fund (a)	3,937	60,913
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,576,967)		25,020,545

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $37,906,015)	60,228,888
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	60,228,887

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Blue Chip Growth Fund	9,095,655	637,332	4,665,726	-	2,235,634	93,345	7,396,240	271,521
Fidelity Series Canada Fund	2,960,256	351,339	1,751,117	-	324,270	(231,477)	1,653,271	79,028
Fidelity Series Canada Index Fund	-	585,896	-	-	-	-	585,896	58,590
Fidelity Series Commodity Strategy Fund	362,752	63,932	428,833	-	54,824	(52,675)	-	-
Fidelity Series Corporate Bond Fund	99,506	6,704	106,523	17	(1,237)	1,550	-	-
Fidelity Series Emerging Markets Fund	1,954,380	263,645	858,947	-	285,750	130,651	1,775,479	116,349
Fidelity Series Emerging Markets Opportunities Fund	7,831,931	933,234	3,493,367	-	1,157,292	670,117	7,099,207	220,884
Fidelity Series Government Bond Index Fund	166,949	16,052	183,184	32	(1,797)	1,980	-	-
Fidelity Series Government Money Market Fund	-	58,226	58,226	117	-	-	-	-
Fidelity Series International Credit Fund	58	-	-	-	-	1	59	7
Fidelity Series International Developed Markets Bond Index Fund	329,839	83,126	410,643	2,765	(6,194)	3,872	-	-
Fidelity Series International Growth Fund	5,167,953	358,349	2,211,085	-	350,722	320,277	3,986,216	184,804
Fidelity Series International Index Fund	2,004,939	140,025	792,730	-	214,177	(44,828)	1,521,583	91,496
Fidelity Series International Small Cap Fund	715,621	45,621	357,215	-	54,407	6,747	465,181	24,600
Fidelity Series International Value Fund	5,178,349	434,478	1,993,018	-	550,774	(251,344)	3,919,239	234,124
Fidelity Series Investment Grade Bond Fund	154,156	14,185	168,493	31	(1,508)	1,660	-	-
Fidelity Series Investment Grade Securitized Fund	93,075	5,586	98,860	12	(296)	495	-	-
Fidelity Series Large Cap Growth Index Fund	5,798,703	550,319	2,596,352	18,260	1,082,213	(108,973)	4,725,910	151,084
Fidelity Series Large Cap Stock Fund	6,107,943	512,110	2,448,416	-	579,676	158,127	4,909,440	166,309
Fidelity Series Large Cap Value Index Fund	10,741,268	1,099,800	4,481,344	-	997,510	384,465	8,741,699	412,734
Fidelity Series Long-Term Treasury Bond Index Fund	4,475,877	1,361,071	1,820,734	43,496	(44,372)	33,683	4,005,525	751,506
Fidelity Series Overseas Fund	5,181,542	357,041	2,105,450	-	348,107	172,320	3,953,560	244,198
Fidelity Series Select International Small Cap Fund	61,019	310	5,920	-	1,319	4,185	60,913	3,937
Fidelity Series Small Cap Core Fund	1,716,150	77,717	680,522	41,616	167,852	101,431	1,382,628	85,137
Fidelity Series Small Cap Opportunities Fund	1,060,609	113,184	439,004	-	116,928	59,421	911,138	45,084
Fidelity Series Treasury Bill Index Fund	-	203,199	203,199	405	-	-	-	-
Fidelity Series Value Discovery Fund	3,837,684	490,451	1,583,534	-	192,744	198,359	3,135,704	168,044
	75,096,214	8,762,932	33,942,442	106,751	8,658,795	1,653,389	60,228,888

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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